Interest in Joint Venture - Summary of Interest in Joint Venture (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Interest in joint venture		R$ 184,011
Share of loss for the period		(6,378)
Non-current assets		3,696,631	R$ 388,070
Current assets (including cash and cash equivalents)		381,953	16,034
Current liabilities (including current financial liabilities excluding trade and other payables and provisions – R$ 0)		(151,728)	(4,422)
Net assets (100%)		R$ 3,232,111	R$ 266,921
Consumidor Positivo Participações S.A. [Member]
Disclosure of associates [line items]
% of ownership interest		55.00%
Interest in joint venture		R$ 184,011
Share of loss for the period		(6,378)
Non-current assets		331,934
Current assets (including cash and cash equivalents)		35,550
Current liabilities (including current financial liabilities excluding trade and other payables and provisions – R$ 0)		(7)
Net assets (100%)		367,477
Carrying amount of interest in joint venture		184,011
Loss and total comprehensive loss		(11,596)
Company's share of total comprehensive loss		R$ (6,378)
Boa Vista Servios S.A [Member]
Disclosure of associates [line items]
Interest in joint venture	R$ 179,260
Share of loss for the period	R$ (3,010)
Boa Vista Servios S.A [Member] | BVRV Participacoes S A [Member]
Disclosure of associates [line items]
% of ownership interest	55.00%
Interest in joint venture	R$ 179,260
Share of loss for the period	R$ (3,010)